Recent accounting pronouncements	12 Months Ended
Mar. 31, 2025
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recent accounting pronouncements
3.
Recent accounting pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), Income (or loss) from continuing operations before income tax expense (or benefit) and Income tax expense (or benefit) from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Company for the year ending March 31, 2026. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” and issued subsequent amendment within ASU 2025-01. The amendments require disaggregation disclosure for certain expense captions presented on the face of income statement, as well as additional disclosure about selling expenses. This guidance is effective for the Company for the year ending March 31, 2028 and interim reporting periods during the year ending March 31, 2029. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance on its disclosures.

3.
Recent accounting pronouncements (Continued)

In November 2024, the FASB issued ASU 2024-04, “Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments,” which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The amendments also clarify some specific applications of induced conversion guidance and that the guidance applies to a convertible debt instrument that is not currently convertible as long as it had a substantive conversion feature as of both its issuance date and the date the inducement offer is accepted. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Company for the year ending March 31, 2027. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.